Nature of the business, Main assets owned (Details) - € / MWh		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Nature of the business [Abstract]
Market price per MWh		121.9	48.82
Remuneration on operation payment per MWh		0
ACT [Member]
Nature of the business [Abstract]
Type		Efficient natural gas & heat
Ownership		100.00%
Location		Mexico
Currency	[1]	USD
Capacity (gross)		300 MW
Counterparty credit ratings	[2]	BBB/ Ba3/BB-
COD	[3]	2013
Contract years left	[4]	11 years
Monterrey [Member]
Nature of the business [Abstract]
Type		Efficient natural gas &heat
Ownership		30.00%
Location		Mexico
Currency	[1]	USD
Capacity (gross)		142 MW
Counterparty credit ratings	[2],[5]	Not rated
COD	[3]	2018
Contract years left	[4]	24 years
Term of contract			7 years 6 months
Calgary [Member]
Nature of the business [Abstract]
Type		Efficient natural gas &heat
Ownership		100.00%
Location		Canada
Currency	[1]	CAD
Capacity (gross)		55 MWt
Counterparty credit ratings	[2],[6]	~41% A+ or higher
COD	[3]	2010
Contract years left	[4]	19 years
ATN [Member]
Nature of the business [Abstract]
Type	[5]	Transmission line
Ownership	[5]	100.00%
Location	[5]	Peru
Currency	[1],[5]	USD
Capacity (gross)	[5]	379 miles
Counterparty credit ratings	[2],[5]	BBB/Baa1/BBB
COD	[3],[5]	2011
Contract years left	[4],[5]	19 years
ATS [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Peru
Currency	[1]	USD
Capacity (gross)		569 miles
Counterparty credit ratings	[2]	BBB/Baa1/BBB
COD	[3]	2014
Contract years left	[4]	22 years
ATN 2 [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Peru
Currency	[1]	USD
Capacity (gross)		81 miles
Counterparty credit ratings	[2]	Not rated
COD	[3]	2015
Contract years left	[4]	11 years
Quadra 1 & 2 [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		49 miles/32 miles
Counterparty credit ratings	[2]	Not rated
COD	[3]	2014
Quadra 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	13 years
Quadra 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]	13 years
Palmucho [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		6 miles
Counterparty credit ratings	[2]	BBB/ -- /A-
COD	[3]	2007
Contract years left	[4]	16 years
Chile TL3 [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		50 miles
Counterparty credit ratings	[2]	A/A1/A-
COD	[3]	1993
Chile TL4 [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership	[7]	100.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		63 miles
Counterparty credit ratings	[2]	Not rated
COD	[3]	2016
Contract years left	[4]	50 years
Skikda [Member]
Nature of the business [Abstract]
Type		Water
Ownership	[8]	34.20%
Location		Algeria
Currency	[1]	USD
Capacity (gross)		3.5 M ft3/day
Counterparty credit ratings	[2]	Not rated
COD	[3]	2009
Contract years left	[4]	12 years
Skikda [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		49.00%
Skikda [Member] | Sacyr Agua S.L. [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		16.80%
Honaine [Member]
Nature of the business [Abstract]
Type		Water
Ownership	[9]	25.50%
Location		Algeria
Currency	[1]	USD
Capacity (gross)		7 M ft3/day
Counterparty credit ratings	[2]	Not rated
COD	[3]	2012
Contract years left	[4]	16 years
Honaine [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		49.00%
Honaine [Member] | Sacyr Agua S.L. [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		25.50%
Tenes [Member]
Nature of the business [Abstract]
Type		Water
Ownership	[10]	51.00%
Location		Algeria
Currency	[1]	USD
Capacity (gross)		7 M ft3/day
Counterparty credit ratings	[2]	Not rated
COD	[3]	2015
Contract years left	[4]	18 years
Tenes [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		49.00%
PS10 & PS20 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		31 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2007&2009
PS10 [Member]
Nature of the business [Abstract]
Contract years left	[4]	10 years
PS20 [Member]
Nature of the business [Abstract]
Contract years left	[4]	12 years
Solana [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Arizona (USA)
Currency	[1]	USD
Capacity (gross)		280 MW
Counterparty credit ratings	[2]	BBB+/A3/BBB+
COD	[3]	2013
Contract years left	[4]	22 years
Mojave [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		California (USA)
Currency	[1]	USD
Capacity (gross)		280 MW
Counterparty credit ratings	[2]	BB-/ -- /BB
COD	[3]	2014
Contract years left	[4]	18 years
Coso [Member]
Nature of the business [Abstract]
Type		Renewable (Geothermal)
Ownership		100.00%
Location		California (USA)
Currency	[1]	USD
Capacity (gross)		135 MW
Counterparty credit ratings	[11]	Investment Grade
COD	[3]	1987-1989
Contract years left	[4]	17 years
Elkhorn Valley [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		49.00%
Location		Oregon (USA)
Currency	[1]	USD
Capacity (gross)		101 MW
Counterparty credit ratings	[2]	BBB/Baa1/--
COD	[3]	2007
Contract years left	[4]	6 years
Prairie Star [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		49.00%
Location		Minnesota (USA)
Currency	[1]	USD
Capacity (gross)		101 MW
Counterparty credit ratings	[2]	--/A3/A-
COD	[3]	2007
Contract years left	[4]	6 years
Twin Groves II [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		49.00%
Location		Illinois (USA)
Currency	[1]	USD
Capacity (gross)		198 MW
Counterparty credit ratings	[2]	BBB-/Baa2/--
COD	[3]	2008
Contract years left	[4]	4 years
Lone Star II [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		49.00%
Location		Texas (USA)
Currency	[1]	USD
Capacity (gross)		196 MW
Counterparty credit ratings	[2]	Not rated
COD	[3]	2008
Contract years left	[4]	1 year
Chile PV I [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[12]	35.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		55 MW
Counterparty credit ratings	[2]	N/A
COD	[3]	2016
Percentage of non-controlling interests		65.00%
Chile PV 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[12]	35.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		40 MW
Counterparty credit ratings	[2]	Not rated
COD	[3]	2017
Contract years left	[4]	9 years
Percentage of non-controlling interests		65.00%
La Sierpe [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Colombia
Currency	[1]	COP
Capacity (gross)		20 MW
Counterparty credit ratings	[2]	Not rated
COD	[3]	2021
Contract years left	[4]	14 years
Palmatir [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership	[10]	100.00%
Location		Uruguay
Currency	[1]	USD
Capacity (gross)		50 MW
Counterparty credit ratings	[2],[13]	BBB/Baa2/BBB-
COD	[3]	2014
Contract years left	[4]	12 years
Cadonal [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership	[10]	100.00%
Location		Uruguay
Currency	[1]	USD
Capacity (gross)		50 MW
Counterparty credit ratings	[2],[13]	BBB/Baa2/BBB-
COD	[3]	2014
Contract years left	[4]	13 years
Melowind [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership	[10]	100.00%
Location		Uruguay
Currency	[1]	USD
Capacity (gross)		50 MW
Counterparty credit ratings	[2]	BBB/Baa2/BBB-
COD	[3]	2015
Contract years left	[4]	14 years
Mini-Hydro [Member]
Nature of the business [Abstract]
Type		Renewable (Hydraulic)
Ownership	[10]	100.00%
Location		Peru
Currency	[1]	USD
Capacity (gross)		4 MW
Counterparty credit ratings	[2]	BBB/Baa1/BBB
COD	[3]	2012
Contract years left	[4]	11 years
Solaben 2 & 3 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[14]	70.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2012
Solaben 2 & 3 [Member] | Itochu Corporation [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		30.00%
Solaben 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]	16 years
Solaben 3 [Member]
Nature of the business [Abstract]
Contract years left	[4]	16 years
Solacor 1 & 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[15]	87.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2012
Solacor 1 & 2 [Member] | JGC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		13.00%
Solacor 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	15 years
Solacor 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]	15 years
Helioenergy 1 & 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2011
Helioenergy 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	15 years
Helioenergy 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]	15 years
Helios 1 & 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2012
Helios 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	15 years
Helios 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]	16 years
Solnova 1, 3 & 4 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		3x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2010
Solnova 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	13 years
Solnova 3 [Member]
Nature of the business [Abstract]
Contract years left	[4]	13 years
Solnova 4 [Member]
Nature of the business [Abstract]
Contract years left	[4]	14 years
Solaben 1 & 6 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2013
Solaben 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	17 years
Solaben 6 [Member]
Nature of the business [Abstract]
Contract years left	[4]	17 years
Italy PV 1 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Italy
Currency	[1]	Euro
Capacity (gross)		1.6 MW
Counterparty credit ratings	[2]	BBB/Baa3/BBB
COD	[3]	2010
Contract years left	[4]	9 years
Italy PV 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Italy
Currency	[1]	Euro
Capacity (gross)		2.1 MW
Counterparty credit ratings	[2]	BBB/Baa3/BBB
COD	[3]	2011
Contract years left	[4]	9 years
Italy PV 3 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Italy
Currency	[1]	Euro
Capacity (gross)		2.5 MW
Counterparty credit ratings	[2]	BBB/Baa3/BBB
COD	[3]	2012
Contract years left	[4]	10 years
Italy PV 4 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Italy
Currency	[1]	Euro
Capacity (gross)		3.6 MW
Counterparty credit ratings	[2]	BBB/Baa3/BBB
COD	[3]	2011
Contract years left	[4]	9 years
Seville PV [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[7]	80.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		1 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2006
Contract years left	[4]	14 years
Seville PV [Member] | Idae [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		20.00%
Kaxu [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[16]	51.00%
Location		South Africa
Currency	[1]	Rand
Capacity (gross)		100 MW
Counterparty credit ratings	[2],[17]	BB-/Ba2/BB-
COD	[3]	2015
Contract years left	[4]	13 years
Kaxu [Member] | IDC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		29.00%
Kaxu [Member] | Kaxu Community Trust [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		20.00%

[1]	Certain contracts denominated in U.S. dollars are payable in local currency.
[2]	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.
[3]	Commercial Operation Date.
[4]	As of December 31, 2021. Monterrey includes a 7.5-year PPA extension signed in May 2022.
[5]	Including ATN Expansion 1 & 2.
[6]	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~41% A+ rating or higher, the rest is unrated).
[7]	Instituto para la Diversificación y Ahorro de la Energía (“Idae”) holds 20% of the shares in Seville PV.
[8]	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.8%.
[9]	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
[10]	Algerian Energy Company, SPA owns 49% of Tenes.
[11]	Refers to the credit rating of two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.
[12]	65% of the shares in Chile PV 1 and Chile PV 2 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
[13]	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
[14]	Itochu Corporation holds 30% of the shares in each of Solaben 2 and Solaben 3.
[15]	JGC holds 13% of the shares in each of Solacor 1 and Solacor 2.
[16]	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).
[17]	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.